UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tinicum Inc
Address:   800 Third Avenue
           40th Floor
           New York, New York 10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Eric M. Ruttenberg
Title:    Managing Member
Phone:    (212) 446-9300

Signature, Place, and Date of Signing:


/s/ Eric M. Ruttenberg
---------------------------   New York, New York     May 15, 2013

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 18

Form 13F Information Table Value Total: $368,585 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                        FORM 13F INFORMATION TABLE

                                                           VALUE     SHARES/  SH  PUT/ INVEST   OTHER         VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT  PRN CALL DISCR   MANAGERS   SOLE      SHARED     NONE
----------------------------   --------------   --------- --------   -------  --- ---- ------ --------- ---------- --------- -------
ACCURIDE CORP NEW              COM NEW         00439T206   14,063   2,609,076  SH       SOLE             2,609,076
ALICO INC                      COM             016230104      116       2,500  SH       SOLE                 2,500
BREEZE EASTERN CORP            COM             106764103   27,253   3,303,373  SH       SOLE             3,303,373
CYMER INC                      COM             232572107  204,343   2,125,203  SH       SOLE             2,125,203
DYNAMIC MATLS CORP             COM             267888105       87       5,000  SH       SOLE                 5,000
EDWARDS GROUP LTD              SPONSORED ADR   281736108      526      65,334  SH       SOLE                65,334
FORUM ENERGY TECHNOLOGIES IN   COM             34984V100   76,693   2,666,666  SH       SOLE             2,666,666
GSI GROUP INC CDA NEW          COM NEW         36191C205    1,002     117,471  SH       SOLE               117,471
HAYNES INTERNATIONAL INC       COM NEW         420877201    1,106      20,000  SH       SOLE                20,000
LIMONEIRA CO                   COM             532746104       97       5,000  SH       SOLE                 5,000
LMI AEROSPACE INC              COM             502079106    1,455      70,000  SH       SOLE                70,000
MATERIAL SCIENCES CORP         COM             576674105    1,105     102,358  SH       SOLE               102,358
NEWPORT CORP                   COM             651824104      169      10,000  SH       SOLE                10,000
SIMPSON MANUFACTURING CO INC   COM             829073105    9,890     323,100  SH       SOLE               323,100
TWIN DISC INC                  COM             901476101      251      10,000  SH       SOLE                10,000
UNIVERSAL STAINLESS & ALLOY    COM             913837100      364      10,000  SH       SOLE                10,000
VEECO INSTRS INC DEL           COM             922417100   22,097     575,300  SH       SOLE               575,300
VISHAY PRECISION GROUP INC     COM             92835K103    7,968     542,419  SH       SOLE               542,419